Summary of significant accounting policies (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2010
Statement [Line Items]
Net Loss	¥ (30.3)
Receivables Allowance	¥ 42.4
Intangible Assets Estimated Useful Life	12 months
Ownership Percentage Description	financial support letter from Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the former Chairman and the Chief Executive Officer, Mr. Wei, and from Dunxin Holdings Co., Ltd, a company that is 70% owned by the former Chairman and the Chief Executive Officer, Mr. Wei, which have expressed the willingness and intention to provide the necessary financial support to the Company
Common Stock, Shares Issued	40,257,168
PRC [Member]
Statement [Line Items]
Interest And Fee Income	6.00%
Equity Incentive Plan [member]
Statement [Line Items]
Common Stock, Shares Issued	269,252	1,069,615	23,200,000
Ordinary shares	384,000,000